Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (1,716,804)	$ (2,440,044)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,027	2,341
Amortization of intangibles	150,184	150,184
Amortization of debt discounts	360,993	0
Stock-based compensation	12,304	34,416
Provision for doubtful accounts	19,843	0
Loss on debt extinguishment - related party	0	477,665
Stock issued for services	0	84,500
Changes in operating assets and liabilities
Accounts receivable	162,607	167,988
Prepaid expenses and other assets	47,500	0
Accounts payable and accrued expenses	(639,421)	(629,276)
Contract liabilities	(5,682)	0
Net cash used in operating activities	(1,606,449)	(2,152,226)
Investing Activities
Purchase of property and equipment	0	(4,146)
Increase in software development costs	(501,075)	0
Net cash used in investing activities	(501,075)	(4,146)
Financing Activities
Proceeds from the issuance of debt, net of discounts and debt issuance costs	1,011,500	0
Issuance of common stock and pre-funded warrants, net of issuance costs	3,207,500	0
Repayment on notes payable	(150,000)	(134,164)
Net cash provided by financing activities	4,069,000	(134,164)
Net change in cash	1,961,476	(2,290,536)
Cash - beginning of period	220,854	5,385,245
Cash - end of period	2,182,330	3,094,709
Supplemental disclosure of cash flow information
Cash paid for interest	245	118,398
Cash paid for taxes	294	300
Supplemental disclosure of non-cash investing and financing activities:
Issuance of incentive shares with debt recorded as debt discount	122,426	0
Warrants issued with debt recorded as debt discount	586,038	0
Common stock issued under cashless warrant exercises	344	0
Conversion of convertible debt to common stock	$ 0	$ 2,229,300